Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Rollforward of the Allowance for Doubtful Accounts	The following table presents a rollforward of the allowance for doubtful accounts:

(in thousands)
As of December 31, 2021	$(1,406)
Provisions charged to operating results	155
Account write-off and recoveries	277

As of December 31, 2022	$(974)

As of December 31, 2022	$(974)
Provisions charged to operating results	(663)
Account write-off and recoveries	758

As of December 31, 2023	$(879)

Summary of Total Other Current Assets	Total other current assets consisted of the following:

	December 31,
(in thousands)	2023	2022
Prepaid expenses	$3,914	$2,939
Advances	3,638	877
Income tax receivable	1,365	—
Other assets	308	—

Total other current assets	$9,225	$3,816

Summary of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Trocars	5
Leasehold improvements	Shorter of lease term or useful life of the improvement
Computer software	3-5
Furniture and fixtures	5-7
Computer equipment	3-5